UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811 – 02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/10

Item 1:	Report(s) to Shareholders.

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Developing Growth Fund

For the six-month period ended January 31, 2010

Lord Abbett Developing Growth Fund

Semiannual Report

For the six-month period ended January 31, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds;
and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholder: We are pleased to provide you with this semiannual report for the Lord Abbett Developing Growth Fund for the six-month period ended January 31, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 through January 31, 2010).

Actual Expenses

For each class of the Fund, the
first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 8/1/09
– 1/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value

Ending Account Value

Expenses Paid During Period†

8/1/09

1/31/2010

8/1/09 - 1/31/2010

Class A

Actual

$
1,000.00

$
1,097.20

$
6.08

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,019.41

$
5.85

Class B

Actual

$
1,000.00

$
1,093.50

$
9.50

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,016.11

$
9.15

Class C

Actual

$
1,000.00

$
1,093.80

$
9.50

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,016.11

$
9.15

Class F

Actual

$
1,000.00

$
1,098.20

$
4.76

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,020.67

$
4.58

Class I

Actual

$
1,000.00

$
1,099.20

$
4.23

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,021.06

$
4.08

Class P

Actual

$
1,000.00

$
1,096.40

$
6.61

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,018.89

$
6.36

Class R2

Actual

$
1,000.00

$
1,095.40

$
7.39

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,018.14

$
7.12

Class R3

Actual

$
1,000.00

$
1,096.70

$
6.87

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,018.67

$
6.61

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.15% for Class A, 1.80% for Classes B and C, 0.90% for
Class F, 0.80% for Class I, 1.25% for Class P, 1.40% for Class R2 and 1.30% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2010

Sector*

%**

Sector*

%**

Consumer Discretionary

19.50%

Materials & Processing

1.28%

Consumer Staples

1.57%

Producer Durables

8.15%

Energy

7.03%

Technology

26.27%

Financial Services

8.73%

Short-Term Investment

0.44%

Healthcare

26.50%

Total

100.00%

Information Technology

0.53%

*

A sector may comprise several industries.

**

Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2010

Investments

Shares

Value (000)

LONG-TERM INVESTMENTS 97.36%

COMMON STOCKS 97.36%

Advertising Agencies 0.99%

Constant Contact, Inc.*

579,570

$
10,224

Aerospace 0.24%

HEICO Corp.

57,007

2,424

Air Transportation 0.84%

Copa Holdings SA Class A (Panama)(a)

165,411

8,598

Alternative Energy 1.92%

Clean Energy Fuels Corp.*

572,187

9,578

EnerNOC, Inc.*

326,865

10,179

Total

19,757

Asset Management & Custodian 2.15%

Affiliated Managers Group, Inc.*

78,463

4,753

Altisource Portfolio Solutions SA (Luxembourg)*(a)

420,642

9,654

Calamos Asset Management, Inc. Class A

598,995

7,757

Total

22,164

Auto Parts 0.89%

Fuel Systems Solutions, Inc.*

128,390

4,576

Wonder Auto Technology, Inc. (China)*(a)

460,777

4,622

Total

9,198

Back Office Support, Human Resources, and Consulting 1.64%

Kforce, Inc.*

778,500

10,408

TeleTech Holdings, Inc.*

340,636

6,486

Total

16,894

Banks: Diversified 3.33%

Hancock Holding Co.

123,200

5,044

Investments

Shares

Value (000)

Prosperity Bancshares, Inc.

130,100

$
5,246

Signature Bank*

254,300

8,794

SVB Financial Group*

350,097

15,191

Total

34,275

Beverage: Soft Drinks 1.53%

Green Mountain Coffee Roasters, Inc.*

185,800

15,760

Biotechnology 7.98%

Acorda Therapeutics, Inc.*

534,695

14,961

Alexion Pharmaceuticals, Inc.*

319,614

14,821

Allos Therapeutics, Inc.*

876,000

6,360

AMAG Pharmaceuticals, Inc.*

134,022

5,894

Human Genome Sciences, Inc.*

556,873

14,740

Incyte Corp. Ltd.*

861,000

9,195

Savient Pharmaceuticals, Inc.*

144,000

1,848

Vanda Pharmaceuticals, Inc.*

382,647

3,830

ViroPharma, Inc.*

1,055,700

10,430

Total

82,079

Casinos & Gambling 0.32%

WMS Industries, Inc.*

88,800

3,293

Chemical: Diversified 0.26%

ChemSpec International Ltd. ADR*

403,451

2,647

Commercial Vehicles & Parts 0.89%

Westport Innovations, Inc. (Canada)*(a)

737,559

9,146

Communications Equipment 0.52%

Ceragon Networks Ltd. (Israel)*(a)

453,300

5,344

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2010

Investments

Shares

Value (000)

Communications Technology 3.32%

Aruba Networks, Inc.*

1,676,624

$
17,420

DigitalGlobe, Inc.*

362,700

8,534

Riverbed Technology, Inc.*

367,444

8,238

Total

34,192

Computer Services, Software & Systems 11.74%

ArcSight, Inc.*

394,003

9,358

Compellent Technologies, Inc.*

381,192

7,578

Concur Technologies, Inc.*

128,747

5,105

DragonWave, Inc. (Canada)*(a)

623,994

6,982

Fortinet, Inc.*

573,505

9,881

LogMeIn, Inc.*

422,202

7,156

Longtop Financial Technologies Ltd. ADR*

72,310

2,506

NetSuite, Inc.*

489,439

7,728

OpenTable, Inc.*

371,105

9,237

Rackspace Hosting, Inc.*

167,300

3,048

Solarwinds, Inc.*

425,468

8,267

SuccessFactors, Inc.*

1,092,223

17,803

Synchronoss Technologies, Inc.*

664,055

11,130

Taleo Corp. Class A*

328,434

6,671

VeriFone Holdings, Inc.*

463,500

8,246

Total

120,696

Computer Technology 1.90%

Netezza Corp.*

1,182,398

10,748

Palm, Inc.*

384,770

3,998

Stratasys, Inc.*

207,925

4,782

Total

19,528

Construction 0.81%

Orion Marine Group, Inc.*

438,637

8,303

Consumer Lending 0.26%

CNinsure, Inc. ADR

144,350

2,686

Investments

Shares

Value (000)

Consumer Services: Miscellaneous 1.05%

Ancestry.com, Inc.*

325,931

$
4,524

Knot, Inc. (The)*

682,235

6,242

Total

10,766

Diversified Financial Services 0.98%

Greenhill & Co., Inc.

35,082

2,729

Stifel Financial Corp.*

140,615

7,354

Total

10,083

Diversified Manufacturing Operations 0.73%

OSI Systems, Inc.*

284,200

7,523

Diversified Retail 0.50%

GSI Commerce, Inc.*

224,268

5,104

Education Services 2.33%

American Public Education, Inc.*

35,737

1,363

Archipelago Learning, Inc.*

188,200

3,361

K12, Inc.*

178,690

3,572

Strayer Education, Inc.

75,208

15,627

Total

23,923

Electronic Components 0.53%

Hollysys Automation Technologies Ltd. (China)*(a)

470,600

5,412

Electronics 0.79%

IPG Photonics Corp.*

564,746

8,132

Energy Equipment 1.05%

STR Holdings, Inc.*

644,339

10,748

Engineering & Contracting Services 0.33%

MYR Group, Inc.*

216,595

3,435

Entertainment 0.75%

IMAX Corp. (Canada)*(a)

604,100

7,732

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2010

Investments

Shares

Value (000)

Financial Data & Systems 1.39%

CyberSource Corp.*

791,525

$
14,311

Healthcare Services 3.37%

athenahealth, Inc.*

330,305

12,994

HMS Holdings Corp.*

125,269

5,649

Phase Forward, Inc.*

503,207

7,357

SXC Health Solutions Corp.*

182,753

8,611

Total

34,611

Homebuilding 0.40%

Gafisa SA ADR

158,881

4,083

Household Appliances 0.49%

Deer Consumer Products, Inc. (China)*(a)

487,667

5,018

Luxury Items 0.40%

Fossil, Inc.*

126,142

4,119

Machinery: Engines 0.76%

Harbin Electric, Inc. (China)*(a)

462,832

7,859

Machinery: Industrial 0.97%

Chart Industries, Inc.*

357,349

5,764

Middleby Corp. (The)*

92,833

4,183

Total

9,947

Medical & Dental Instruments & Supplies 6.65%

Align Technology, Inc.*

757,719

14,207

Conceptus, Inc.*

587,058

11,395

Endologix, Inc.*

1,282,028

5,872

ev3, Inc.*

610,100

8,895

Insulet Corp.*

1,172,138

15,976

Volcano Corp.*

609,400

12,072

Total

68,417

Medical Equipment 3.55%

DexCom, Inc.*

1,272,050

11,525

Masimo Corp.*

489,921

13,600

Thoratec Corp.*

402,661

11,415

Total

36,540

Investments

Shares

Value (000)

Oil: Crude Producers 1.97%

Brigham Exploration Co.*

637,926

$
8,319

EXCO Resources, Inc.

679,897

11,925

Total

20,244

Oil Well Equipment & Services 1.94%

CARBO Ceramics, Inc.

238,964

15,753

ION Geophysical Corp.*

894,353

4,248

Total

20,001

Pharmaceuticals 4.36%

Auxilium Pharmaceuticals, Inc.*

239,530

6,745

Eurand NV (Netherlands)*(a)

510,977

5,646

Salix Pharmaceuticals, Ltd.*

582,012

17,030

United Therapeutics Corp.*

258,900

15,423

Total

44,844

Power Transmission Equipment 0.28%

Maxwell Technologies, Inc.*

194,493

2,840

Printing And Copying Services 1.28%

VistaPrint NV*

235,398

13,185

Producer Durables: Miscellaneous 0.48%

BE Aerospace, Inc.*

221,000

4,957

Production Technology Equipment 2.43%

Cymer, Inc.*

197,500

6,196

Teradyne, Inc.*

557,211

5,204

Veeco Instruments, Inc.*

428,245

13,627

Total

25,027

Restaurants 1.29%

BJ’s Restaurants, Inc.*

338,424

7,154

Chipotle Mexican Grill, Inc. Class A*

63,394

6,115

Total

13,269

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2010

Investments

Shares

Value (000)

Securities Brokerage & Services 0.42%

KBW, Inc.*

163,010

$
4,330

Semiconductors & Components 4.98%

Atheros Communications, Inc.*

523,491

16,788

Cavium Networks, Inc.*

679,337

14,680

NetLogic Microsystems, Inc.*

252,103

10,326

Silicon Laboratories, Inc.*

223,485

9,440

Total

51,234

Specialty Retail 5.43%

Citi Trends, Inc.*

233,800

7,278

Dick’s Sporting Goods, Inc.*

103,444

2,314

Lumber Liquidators Holdings, Inc.*

535,069

12,670

Netflix, Inc.*

213,323

13,279

Rue21, Inc.*

410,136

11,496

Ulta Salon, Cosmetics & Fragrance, Inc.*

451,314

8,756

Total

55,793

Steel 0.99%

AK Steel Holding Corp.

502,600

10,223

Textiles Apparel & Shoes 2.96%

Deckers Outdoor Corp.*

97,700

9,591

lululemon athletica, Inc. (Canada)*(a)

457,064

12,908

Steven Madden Ltd.*

197,265

7,918

Total

30,417

Total Common Stocks (cost $852,425,410)

1,001,335

Investments

Shares

Value (000)

WARRANT 0.00%

Computer Technology

Lantronix, Inc. (2/9/2011 at $4.68)* (cost $0)

7,405

$
–
(b)

Total Long-Term Investments (cost $852,425,410)

1,001,335

Principal Amount (000)

SHORT-TERM INVESTMENT 0.43%

Repurchase Agreement

Repurchase Agreement dated 1/29/2010, 0.01% due 2/1/2010 with Fixed Income Clearing Corp. collateralized by $4,475,000 of Federal Home Loan Bank at 0.93% due 3/30/2010; value: $4,514,156;
proceeds: $4,422,304 (cost $4,422,300)

$
4,422

4,422

Total Investments in Securities 97.79% (cost $856,847,710)

1,005,757

Other Assets in Excess of Liabilities 2.21%

22,683

Net Assets 100.00%

$
1,028,440

ADR

American Depositary Receipt.

*

Non-income producing security.

(a)

Foreign security traded in U.S. dollars.

(b)

Security is valued at zero (See Note 2(a)).

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2010

ASSETS:

Investments in securities, at value (cost $856,847,710)

$
1,005,757,423

Receivables:

Investment securities sold

57,960,290

Capital shares sold

4,334,299

Interest and dividends

43,017

Prepaid expenses and other assets

74,776

Total assets

1,068,169,805

LIABILITIES:

Payables:

Investment securities purchased

31,989,419

Capital shares reacquired

5,594,057

12b-1 distribution fees

756,815

Management fee

496,380

Directors’ fees

426,218

Fund administration

55,931

To affiliates (See Note 3)

19,170

Accrued expenses

391,597

Total liabilities

39,729,587

NET ASSETS

$
1,028,440,218

COMPOSITION OF NET ASSETS:

Paid-in capital

$
1,104,433,147

Accumulated net investment loss

(5,565,447
)

Accumulated net realized loss on investments

(219,337,195
)

Net unrealized appreciation on investments

148,909,713

Net Assets

$
1,028,440,218

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

January 31, 2010

Net assets by class:

Class A Shares

$
505,360,794

Class B Shares

$
22,640,063

Class C Shares

$
66,519,174

Class F Shares

$
44,288,036

Class I Shares

$
224,620,494

Class P Shares

$
131,033,364

Class R2 Shares

$
1,653,608

Class R3 Shares

$
32,324,685

Outstanding shares by class:

Class A Shares (875 million shares of common stock authorized, $.001 par value)

34,181,332

Class B Shares (40 million shares of common stock authorized, $.001 par value)

1,712,914

Class C Shares (25 million shares of common stock authorized, $.001 par value)

5,005,037

Class F Shares (30 million shares of common stock authorized, $.001 par value)

2,979,124

Class I Shares (30 million shares of common stock authorized, $.001 par value)

14,378,212

Class P Shares (30 million shares of common stock authorized, $.001 par value)

9,003,745

Class R2 Shares (30 million shares of common stock authorized, $.001 par value)

112,532

Class R3 Shares (30 million shares of common stock authorized, $.001 par value)

2,194,643

  Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):

Class A Shares-Net asset value

$14.78

Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)

$15.68

Class B Shares-Net asset value

$13.22

Class C Shares-Net asset value

$13.29

Class F Shares-Net asset value

$14.87

Class I Shares-Net asset value

$15.62

Class P Shares-Net asset value

$14.55

Class R2 Shares-Net asset value

$14.69

Class R3 Shares-Net asset value

$14.73

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2010

Investment income:

Dividends

$
444,700

Interest

1,612

Total investment income

446,312

Expenses:

Management fee

2,568,073

12b-1 distribution plan-Class A

856,431

12b-1 distribution plan-Class B

118,792

12b-1 distribution plan-Class C

320,732

12b-1 distribution plan-Class F

18,064

12b-1 distribution plan-Class P

279,537

12b-1 distribution plan-Class R2

4,295

12b-1 distribution plan-Class R3

58,014

Shareholder servicing

784,483

Fund administration

195,364

Subsidy (See Note 3)

179,110

Reports to shareholders

61,949

Registration

58,591

Professional

31,199

Directors’ fees

16,423

Custody

14,746

Other

17,381

Gross expenses

5,583,184

Expense reductions (See Note 7)

(334
)

Net expenses

5,582,850

Net investment loss

(5,136,538
)

Net realized and unrealized gain:

Net realized gain on investments

74,704,010

Net change in unrealized appreciation on investments

11,874,671

Net realized and unrealized gain

86,578,681

Net Increase in Net Assets Resulting From Operations

$
81,442,143

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS

For the Six Months Ended January 31, 2010 (unaudited)

For the Year Ended July 31, 2009

Operations:

Net investment loss

$
(5,136,538
)

$
(8,268,662
)

Net realized gain (loss) on investments

74,704,010

(222,790,001
)

Net change in unrealized appreciation on investments

11,874,671

19,015,559

Net increase (decrease) in net assets resulting from operations

81,442,143

(212,043,104
)

Capital share transactions (Net of share conversions) (See Note 11):

Net proceeds from sales of shares

215,313,537

224,102,824

Cost of shares reacquired

(112,487,193
)

(228,463,100
)

  Net increase (decrease) in net assets resulting from capital share transactions

102,826,344

(4,360,276
)

Net increase (decrease) in net assets

184,268,487

(216,403,380
)

NET ASSETS:

Beginning of period

$
844,171,731

$
1,060,575,111

End of period

$
1,028,440,218

$
844,171,731

Accumulated net investment loss

$
(5,565,447
)

$
(428,909
)

See Notes to Financial Statements.

Financial Highlights

Class A Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31

2009

2008

2007

2006

2005

Per Share Operating Performance

Net asset value, beginning of period

$13.49

$16.64

$19.96

$17.80

$17.08

$13.78

Investment operations:

Net investment loss(a)

(.08
)

(.13
)

(.14
)

(.16
)

(.16
)

(.15
)

Net realized and unrealized gain (loss)

1.37

(3.02
)

(.74
)

5.33

1.09

3.45

Total from investment operations

1.29

(3.15
)

(.88
)

5.17

.93

3.30

Distributions to shareholders from:

Net realized gain

–

–

(2.44
)

(3.01
)

(.21
)

–

Net asset value, end of period

$14.78

$13.49

$16.64

$19.96

$17.80

$17.08

Total Return(b)

9.72
%(c)

(18.99
)%

(5.92
)%

32.03
%

5.45
%

23.95
%

Ratios to Average Net Assets:

Expenses, including expense reductions

.58
%(c)

1.28
%

1.13
%

1.19
%

1.18
%

1.20
%

Expenses, excluding expense reductions

.58
%(c)

1.28
%

1.14
%

1.19
%

1.18
%

1.20
%

Net investment loss

(.53
)%(c)

(1.11
)%

(.77
)%

(.86
)%

(.90
)%

(1.00
)%

Supplemental Data:

Net assets, end of period (000)

$505,361

$446,012

$630,191

$553,180

$459,283

$497,282

Portfolio turnover rate

81.33
%(c)

198.56
%

240.09
%

224.72
%

168.74
%

123.83
%

(a)

  Calculated using average shares outstanding during the period.

(b)

  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)

Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

Class B Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31

2009

2008

2007

2006

2005

Per Share Operating Performance

Net asset value, beginning of period

$12.10

$15.02

$18.35

$16.67

$16.12

$13.09

Investment operations:

Net investment loss(a)

(.11
)

(.19
)

(.24
)

(.26
)

(.26
)

(.23
)

Net realized and unrealized gain (loss)

1.23

(2.73
)

(.65
)

4.95

1.02

3.26

Total from investment operations

1.12

(2.92
)

(.89
)

4.69

.76

3.03

Distributions to shareholders from:

Net realized gain

–

–

(2.44
)

(3.01
)

(.21
)

–

Net asset value, end of period

$13.22

$12.10

$15.02

$18.35

$16.67

$16.12

Total Return(b)

9.35
%(c)

(19.51
)%

(6.55
)%

31.23
%

4.71
%

23.15
%

Ratios to Average Net Assets:

Expenses, including expense reductions

.91
%(c)

1.93
%

1.78
%

1.84
%

1.82
%

1.84
%

Expenses, excluding expense reductions

.91
%(c)

1.93
%

1.79
%

1.84
%

1.82
%

1.84
%

Net investment loss

(.86
)%(c)

(1.76
)%

(1.41
)%

(1.52
)%

(1.54
)%

(1.64
)%

Supplemental Data:

Net assets, end of period (000)

$22,640

$22,308

$35,992

$50,855

$73,000

$108,443

Portfolio turnover rate

81.33
%(c)

198.56
%

240.09
%

224.72
%

168.74
%

123.83
%

(a)

  Calculated using average shares outstanding during the period.

(b)

  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)

Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

Class C Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31

2009

2008

2007

2006

2005

Per Share Operating Performance

Net asset value, beginning of period

$12.17

$15.11

$18.43

$16.74

$16.18

$13.14

Investment operations:

Net investment loss(a)

(.11
)

(.19
)

(.24
)

(.26
)

(.26
)

(.23
)

Net realized and unrealized gain

1.23

(2.75
)

(.64
)

4.96

1.03

3.27

Total from investment operations

1.12

(2.94
)

(.88
)

4.70

.77

3.04

Distributions to shareholders from:

Net realized gain

–

–

(2.44
)

(3.01
)

(.21
)

–

Net asset value, end of period

$13.29

$12.17

$15.11

$18.43

$16.74

$16.18

Total Return(b)

9.38
%(c)

(19.52
)%

(6.46
)%

31.14
%

4.75
%

23.14
%

Ratios to Average Net Assets:

Expenses, including expense reductions

.91
%(c)

1.93
%

1.78
%

1.84
%

1.82
%

1.84
%

Expenses, excluding expense reductions

.91
%(c)

1.93
%

1.79
%

1.84
%

1.82
%

1.84
%

Net investment loss

(.86
)%(c)

(1.76
)%

(1.43
)%

(1.52
)%

(1.53
)%

(1.64
)%

Supplemental Data:

Net assets, end of period (000)

$66,519

$56,558

$77,561

$59,056

$55,335

$59,522

Portfolio turnover rate

81.33
%(c)

198.56
%

240.09
%

224.72
%

168.74
%

123.83
%

(a)

  Calculated using average shares outstanding during the period.

(b)

  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)

Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

Class F Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31/2009

9/28/2007(a) to 7/31//2008

Per Share Operating Performance

Net asset value, beginning of period

$13.55

$16.67

$21.92

Investment operations:

Net investment loss(b)

(.06
)

(.11
)

(.10
)

Net realized and unrealized gain (loss)

1.38

(3.01
)

(2.71
)

Total from investment operations

1.32

(3.12
)

(2.81
)

Distributions to shareholders from:

Net realized gain

–

–

(2.44
)

Net asset value, end of period

$14.87

$13.55

$16.67

Total Return(c)

9.82
%(d)

(18.78
)%

(14.18
)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions

.45
%(d)

1.06
%

.76
%(d)

Expenses, excluding expense reductions

.45
%(d)

1.06
%

.77
%(d)

Net investment loss

(.41
)%(d)

(.91
)%

(.61
)%(d)

Supplemental Data:

Net assets, end of period (000)

$44,288

$23,070

$3,877

Portfolio turnover rate

81.33
%(d)

198.56
%

240.09
%

(a)

  Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b)

  Calculated using average shares outstanding during the period.

(c)

  Total return assumes the reinvestment of all distributions.

(d)

Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

Class I Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31

2009

2008

2007

2006

2005

Per Share Operating Performance

Net asset value, beginning of period

$14.23

$17.49

$20.79

$18.38

$17.57

$14.12

Investment operations:

Net investment loss(a)

(.06
)

(.10
)

(.08
)

(.10
)

(.10
)

(.10
)

Net realized and unrealized gain (loss)

1.45

(3.16
)

(.78
)

5.52

1.12

3.55

Total from investment operations

1.39

(3.26
)

(.86
)

5.42

1.02

3.45

Distributions to shareholders from:

Net realized gain

–

–

(2.44
)

(3.01
)

(.21
)

–

Net asset value, end of period

$15.62

$14.23

$17.49

$20.79

$18.38

$17.57

Total Return(b)

9.92
%(c)

(18.70
)%

(5.57
)%

32.41
%

5.81
%

24.43
%

Ratios to Average Net Assets:

Expenses, including expense reductions

.41
%(c)

.93
%

.78
%

.84
%

.82
%

.84
%

Expenses, excluding expense reductions

.41
%(c)

.93
%

.79
%

.84
%

.82
%

.84
%

Net investment loss

(.36
)%(c)

(.77
)%

(.43
)%

(.52
)%

(.53
)%

(.64
)%

Supplemental Data:

Net assets, end of period (000)

$224,620

$180,896

$200,162

$136,670

$101,769

$191,451

Portfolio turnover rate

81.33
%(c)

198.56
%

240.09
%

224.72
%

168.74
%

123.83
%

(a)

  Calculated using average shares outstanding during the period.

(b)

  Total return assumes the reinvestment of all distributions.

(c)

Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

Class P Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31

2009

2008

2007

2006

2005

Per Share Operating Performance

Net asset value, beginning of period

$13.29

$16.41

$19.72

$17.64

$16.94

$13.68

Investment operations:

Net investment loss(a)

(.08
)

(.14
)

(.16
)

(.17
)

(.18
)

(.16
)

Net realized and unrealized gain (loss)

1.34

(2.98
)

(.71
)

5.26

1.09

3.42

Total from investment operations

1.26

(3.12
)

(.87
)

5.09

.91

3.26

Distributions to shareholders from:

Net realized gain

–

–

(2.44
)

(3.01
)

(.21
)

–

Net asset value, end of period

$14.55

$13.29

$16.41

$19.72

$17.64

$16.94

Total Return(b)

9.64
%(c)

(19.07
)%

(5.95
)%

31.84
%

5.37
%

23.83
%

Ratios to Average Net Assets:

Expenses, including expense reductions

.63
%(c)

1.38
%

1.24
%

1.29
%

1.27
%

1.29
%

Expenses, excluding expense reductions

.63
%(c)

1.38
%

1.25
%

1.29
%

1.27
%

1.29
%

Net investment loss

(.59
)%(c)

(1.22
)%

(.88
)%

(.97
)%

(.98
)%

(1.09
)%

Supplemental Data:

Net assets, end of period (000)

$131,033

$98,786

$105,675

$74,312

$60,174

$68,293

Portfolio turnover rate

81.33
%(c)

198.56
%

240.09
%

224.72
%

168.74
%

123.83
%

(a)

  Calculated using average shares outstanding during the period.

(b)

  Total return assumes the reinvestment of all distributions.

(c)

Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

Class R2 Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31/2009

9/28/2007(a) to 7/31/2008

Per Share Operating Performance

Net asset value, beginning of period

$13.43

$16.61

$21.92

Investment operations:

Net investment loss(b)

(.10
)

(.16
)

(.16
)

Net realized and unrealized gain (loss)

1.36

(3.02
)

(2.71
)

Total from investment operations

1.26

(3.18
)

(2.87
)

Distributions to shareholders from:

Net realized gain

–

–

(2.44
)

Net asset value, end of period

$14.69

$13.43

$16.61

Total Return(c)

9.54
%(d)

(19.21
)%

(14.48
)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions

.71
%(d)

1.54
%

1.16
%(d)

Expenses, excluding expense reductions

.71
%(d)

1.54
%

1.17
%(d)

Net investment loss

(.66
)%(d)

(1.37
)%

(.94
)%(d)

Supplemental Data:

Net assets, end of period (000)

$1,654

$1,291

$835

Portfolio turnover rate

81.33
%(d)

198.56
%

240.09
%

(a)

  Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b)

  Calculated using average shares outstanding during the period.

(c)

  Total return assumes the reinvestment of all distributions.

(d)

Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

Class R3 Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31/2009

9/28/2007(a) to 7/31/2008

Per Share Operating Performance

Net asset value, beginning of period

$13.45

$16.62

$21.92

Investment operations:

Net investment loss(b)

(.09
)

(.15
)

(.15
)

Net realized and unrealized gain (loss)

1.37

(3.02
)

(2.71
)

Total from investment operations

1.28

(3.17
)

(2.86
)

Distributions to shareholders from:

Net realized gain

–

–

(2.44
)

Net asset value, end of period

$14.73

$13.45

$16.62

Total Return(c)

9.67
%(d)

(19.13
)%

(14.44
)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions

.65
%(d)

1.45
%

1.08
%(d)

Expenses, excluding expense reductions

.65
%(d)

1.45
%

1.09
%(d)

Net investment loss

(.61
)%(d)

(1.28
)%

(.87
)%(d)

Supplemental Data:

Net assets, end of period (000)

$32,325

$15,251

$6,281

Portfolio turnover rate

81.33
%(d)

198.56
%

240.09
%

(a)

  Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b)

Calculated using average shares outstanding during the period.

(c)

Total return assumes the reinvestment of all distributions.

(d)

Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company.
The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The
Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund’s prospectus. Effective March 31, 2010, the Fund will no longer offer Class B Shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended
July 31, 2007 through July 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–In accordance with Financial Accounting Standard Board (“FASB”), Accounting Standards Codification
(“ASC”) Topic 820, Fair Value Measurements and Disclosures, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.
Unobservable

Notes to Financial Statements (unaudited)(continued)

inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•

Level 1 – quoted prices in active markets for identical investments;

•

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

Investment Type*

Level 1 (000)

Level 2 (000)

Level 3 (000)

Total (000)

Common Stocks

$
1,001,335

$
–

$
–

$
1,001,335

Repurchase Agreement

–

4,422

–

4,422

Warrant

–

–
(1)

–

–
(1)

Total

$
1,001,335

$
4,422

$
–

$
1,005,757

*

See Schedule of Investments for values in each industry.

(1)

Valued at zero as of January 31, 2010.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which
Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million

.75%

Over $100 million

.50%

For the six months ended January 31, 2010, the
effective management fee paid to Lord Abbett was at an annualized rate of .53% of the Fund’s average daily net assets.

Lord Abbett provides certain
administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust and Lord
Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each
Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and
Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

As of January 31, 2010, the percentages of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund and Lord Abbett Diversified Equity Strategy Fund were 11.07% and .60% respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*

Class A

Class B

Class C

Class F

Class P

Class R2

Class R3

Service

.25%

.25%

.25%

–

.25%

.25%

.25%

Distribution

.10%

.75%

.75%

.10%

.20%

.35%

.25%

*
The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc.
(“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on
sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2010:

Distributor Commissions

Dealers’ Concessions

$52,569

$
301,740

Distributor received CDSCs of $1,731 and $9,084 for
Class A and Class C shares, respectively, for the six months ended January 31, 2010.

Two Directors and certain of the Fund’s officers
have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2009, the capital loss carryforward, along with the related expiration date, was as follows:

2017

Total

$118,105,826

$
118,105,826

Notes to Financial Statements (unaudited)(continued)

As of January 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost

$
877,462,825

Gross unrealized gain

156,253,011

Gross unrealized loss

(27,958,413
)

Net unrealized security gain

$
128,294,598

The difference
between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2010 were as follows:

Purchases

Sales

$849,364,491

$
750,004,943

There were no purchases or sales of U.S. Government
securities for the six months ended January 31, 2010.

6.    DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into arrangements with the Fund’s transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% of the amount available under the Facility to .15%. This amount is included in

Notes to Financial Statements (unaudited)(continued)

Other Expenses on the Fund’s Statement of Operations. In connection with the renewal, the Fund paid an upfront commitment fee of .05% on December 4, 2009, which is included in Prepaid expenses and other assets on the Statement of Assets and Liabilities, and is amortized through Other expenses on the Statement of Operations over the annual period. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of January 31, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2010.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities, it may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

Six Months Ended January 31, 2010 (unaudited)

Year Ended July 31, 2009

Class A Shares

Shares

Amount

Shares

Amount

Shares sold

4,982,549

$
73,573,893

6,642,323

$
80,165,451

Converted from Class B*

95,986

1,393,649

237,805

2,782,149

Shares reacquired

(3,957,892
)

(58,078,548
)

(11,684,776
)

(134,364,113
)

Increase (decrease)

1,120,643

$
16,888,994

(4,804,648
)

$
(51,416,513
)

Class B Shares

Shares sold

205,141

$
2,684,735

317,285

$
3,409,858

Shares reacquired

(228,970
)

(3,036,134
)

(599,654
)

(6,364,225
)

Converted to Class A*

(106,903
)

(1,393,649
)

(269,671
)

(2,782,149
)

Decrease

(130,732
)

$
(1,745,048
)

(552,040
)

$
(5,736,516
)

Notes to Financial Statements (unaudited)(concluded)

Six Months Ended January 31, 2010 (unaudited)

Year Ended July 31, 2009

Class C Shares

Shares

Amount

Shares

Amount

Shares sold

906,551

$
11,955,732

1,165,097

$
12,776,842

Shares reacquired

(550,546
)

(7,226,599
)

(1,650,508
)

(17,202,543
)

Increase (decrease)

356,005

$
4,729,133

(485,411
)

$
(4,425,701
)

Class F Shares

Shares sold

2,066,277

$
30,593,228

1,735,189

$
19,116,019

Shares reacquired

(790,068
)

(11,603,614
)

(264,837
)

(3,000,926
)

Increase

1,276,209

$
18,989,614

1,470,352

$
16,115,093

Class I Shares

Shares sold

2,360,464

$
36,851,750

3,877,760

$
45,717,506

Shares reacquired

(694,633
)

(10,782,976
)

(2,607,149
)

(29,987,314
)

Increase

1,665,831

$
26,068,774

1,270,611

$
15,730,192

Class P Shares

Shares sold

2,801,363

$
39,485,135

3,806,548

$
47,700,423

Shares reacquired

(1,232,953
)

(17,617,685
)

(2,811,945
)

(32,274,829
)

Increase

1,568,410

$
21,867,450

994,603

$
15,425,594

Class R2 Shares

Shares sold

60,153

$
886,461

60,455

$
753,616

Shares reacquired

(43,775
)

(646,703
)

(14,593
)

(155,481
)

Increase

16,378

$
239,758

45,862

$
598,135

Class R3 Shares

Shares sold

1,296,633

$
19,282,603

1,205,404

$
14,463,109

Shares reacquired

(235,819
)

(3,494,934
)

(449,406
)

(5,113,669
)

Increase

1,060,814

$
15,787,669

755,998

$
9,349,440

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the
25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.    SUBSEQUENT EVENTS

In accordance with the provisions set forth in ASC Topic 855, Subsequent Events, management has evaluated subsequent events existing in the Fund’s financial statements through the date of issuance. Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

13.    RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by ASC 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Fund’s financial statement disclosures.

Approval of Advisory Contract

At meetings held on December 16 and 17, 2009, the Board, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC. (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received
by the Board included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the “performance universe”) and to the investment performance of an appropriate securities index, (2) information on the expense ratios, effective management fee rates, and other expense components, for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett’s financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the
Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment
Performance and Compliance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month,

three-year, and
five-year periods, in the second quintile for the one-year period, and in the third quintile for the ten-year period. The Board also observed that the investment performance was higher than that of the Lipper Small-Cap Growth Index for the nine-month, one-year, three-year, and five-year periods and lower than that of the Index for the ten-year period.

Lord Abbett’s Personnel and
Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC
(“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group information was based, and noted that most such periods ended before July 31, 2009. The Board noted that the expense levels of the peer group likely would have been different for periods ending July 31, 2009, due to the lower asset levels prevailing in the mutual fund industry during much of 2009. The Board also observed that the Fund’s transfer agency expenses were likely to decrease in 2010, as a result of renegotiation of the transfer agency agreement. It also considered the amount and nature of the fees paid by shareholders. The Board noted that for the fiscal year ended July 31, 2009 the contractual management and administrative services fee rates for the Fund were approximately twenty-three basis points below the median of the peer group and the actual management and administrative services fee rates were approximately twenty-four basis points below the median of the peer group. The Board also observed that for the fiscal year ended July 31, 2009 the total expense ratio of Class A was approximately twelve basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately fourteen basis points below the median of the peer group, the total expense ratio of Class F was approximately sixteen basis points below the median of the peer group, the total expense ratio of Class I was approximately five basis points below the median of the peer group, the total expense ratio of Class P was approximately eight basis points below the median of the peer group, the total expense ratio of Class R2 was approximately seven basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately three basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord
Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that
Lord Abbett’s overall profitability had decreased in its 2009 fiscal year, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the
Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the
Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to
approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures
and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com;
and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly
Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the
SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section,
Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are
distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Developing Growth Fund, Inc.

LADG-3-0110

(03/10)

Item 2:
Code of Ethics.

Not applicable.

Item 3:
Audit Committee Financial Expert.

Not applicable.

Item 4:
Principal Accountant Fees and Services.

Not applicable.

Item 5:
Audit Committee of Listed Registrants.

Not applicable.

Item 6:
Investments.

Not applicable.

Item 7:
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:
Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:
Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:
Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:
Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:
Exhibits.

(a)(1)
Amendments to Code of Ethics – Not applicable.

(a)(2)
Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)
Not applicable.

(b)
Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: March 24, 2010

By:

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: March 24, 2010

By:

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 24, 2010